Fair Value Of Assets And Liabilities (Schedule Of Unobservable Inputs Utilized In Determining The Fair Value Of Level 3 Recurring And Non-Recurring Measurements) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Fair Value Inputs Assets Quantitative Information [Line Items]
Fair value of retained interests	1,194,391,000		801,718,000
Total MSR recognized by FHN	2,517,000		72,793,000		114,311,000
Other Liabilities, Fair Value Disclosure	119,239,000		154,280,000
Loans held-for-sale	27,910,000		230,456,000
Real estate acquired by foreclosure	39,922,000		71,562,000
Securities available for sale	3,556,613,000	[1]	3,398,457,000	[2]
Other assets	159,753,000		205,746,000
Mortgage Banking
Fair Value Inputs Assets Quantitative Information [Line Items]
Fair value of retained interests	5,637,000		7,195,000
First Mortgages
Fair Value Inputs Assets Quantitative Information [Line Items]
Loans held-for-sale	846,000		9,457,000		12,054,000
Non Recurring
Fair Value Inputs Assets Quantitative Information [Line Items]
Real estate acquired by foreclosure	30,430,000	[3]	45,753,000	[3]	41,767,000	[3]
Other assets	63,821,000	[4]	66,128,000	[4]	76,501,000	[4]
Derivatives, Other
Fair Value Inputs Assets Quantitative Information [Line Items]
Other Liabilities, Fair Value Disclosure	5,240,000		2,916,000
Other assets	112,000
Level 3
Fair Value Inputs Assets Quantitative Information [Line Items]
Total MSR recognized by FHN	2,517,000	[5]	72,793,000
Other Liabilities, Fair Value Disclosure	5,240,000		2,915,000
Loans held-for-sale	27,910,000		230,456,000
Securities available for sale	3,307,000		8,126,000
Other assets	0		0
Level 3 | Mortgage Banking
Fair Value Inputs Assets Quantitative Information [Line Items]
Fair value of retained interests	5,637,000	[5]	7,195,000
Level 3 | First Mortgages
Fair Value Inputs Assets Quantitative Information [Line Items]
Loans held-for-sale	846,000		9,457,000		12,054,000
Level 3 | Residential Real Estate
Fair Value Inputs Assets Quantitative Information [Line Items]
Loans held-for-sale	28,756,000		239,913,000
Level 3 | Non Recurring
Fair Value Inputs Assets Quantitative Information [Line Items]
Loans, net of unearned income	40,531,000	[6]	62,839,000	[6]
Real estate acquired by foreclosure	30,430,000	[3]	45,753,000	[3]	41,767,000	[3]
Other assets	63,821,000	[4]	66,128,000	[4]	76,501,000	[4]
Level 3 | Derivatives, Other
Fair Value Inputs Assets Quantitative Information [Line Items]
Other Liabilities, Fair Value Disclosure	5,240,000		2,915,000
Other assets	0
Venture Capital Investments | Level 3
Fair Value Inputs Assets Quantitative Information [Line Items]
Securities available for sale			4,300,000
Other Assets | Level 3 | Non Recurring
Fair Value Inputs Assets Quantitative Information [Line Items]
Other assets	63,821,000	[7]	66,128,000	[7]
Discounted Cash Flow | Trading Securities | Level 3 | Mortgage Banking
Fair Value Inputs Assets Quantitative Information [Line Items]
Valuation Techniques	Discounted cash flow		Discounted cash flow
Discounted Cash Flow | Loans Held-For-Sale | Level 3 | Residential Real Estate
Fair Value Inputs Assets Quantitative Information [Line Items]
Valuation Techniques	Discounted cash flow		Discounted cash flow
Discounted Cash Flow | Venture Capital Investments | Level 3
Fair Value Inputs Assets Quantitative Information [Line Items]
Valuation Techniques			Discounted cash flow
Discounted Cash Flow | Mortgage Servicing Rights | Level 3
Fair Value Inputs Assets Quantitative Information [Line Items]
Valuation Techniques	Discounted cash flow		Discounted cash flow
Discounted Cash Flow | Derivative Liabilities, Other | Level 3
Fair Value Inputs Assets Quantitative Information [Line Items]
Valuation Techniques	Discounted cash flow		Discounted cash flow
Discounted Cash Flow | Other Assets | Level 3
Fair Value Inputs Assets Quantitative Information [Line Items]
Valuation Techniques	Discounted cash flow		Discounted cash flow
Discounted Cash Flow | 15.2 Constant Prepayment Rate | Mortgage Servicing Rights | Level 3
Fair Value Inputs Assets Quantitative Information [Line Items]
Prepayment Speeds	15.20%
Discounted Cash Flow | 9.8% Values Utilized | Mortgage Servicing Rights | Level 3
Fair Value Inputs Assets Quantitative Information [Line Items]
Discount rate	9.80%
Discounted Cash Flow | $141.40 Per Loan | Mortgage Servicing Rights | Level 3
Fair Value Inputs Assets Quantitative Information [Line Items]
Cost To Service Loan	141.4
Discounted Cash Flow | 1.385% Values Utilized | Mortgage Servicing Rights | Level 3
Fair Value Inputs Assets Quantitative Information [Line Items]
Earnings On Escrow	1.385%		1.385%
Discounted Cash Flow | 19.7 Constant Prepayment Rate | Mortgage Servicing Rights | Level 3
Fair Value Inputs Assets Quantitative Information [Line Items]
Prepayment Speeds			19.70%
Discounted Cash Flow | 8.6% Values Utilized | Mortgage Servicing Rights | Level 3
Fair Value Inputs Assets Quantitative Information [Line Items]
Discount rate			8.60%
Discounted Cash Flow | $162.00 Per Loan | Mortgage Servicing Rights | Level 3
Fair Value Inputs Assets Quantitative Information [Line Items]
Cost To Service Loan			162
Appraisals From Comparable Properties | Loans, Net Of Unearned Income | Level 3
Fair Value Inputs Assets Quantitative Information [Line Items]
Valuation Techniques	Appraisals from comparable properties		Appraisals from comparable properties
Appraisals From Comparable Properties | Real Estate Acquired By Foreclosure | Level 3
Fair Value Inputs Assets Quantitative Information [Line Items]
Valuation Techniques	Appraisals from comparable properties		Appraisals from comparable properties
Appraisals From Comparable Properties | Other Assets | Level 3
Fair Value Inputs Assets Quantitative Information [Line Items]
Valuation Techniques	Appraisals from comparable properties		Appraisals from comparable properties
Other Collateral Valuations | Loans, Net Of Unearned Income | Level 3
Fair Value Inputs Assets Quantitative Information [Line Items]
Valuation Techniques	Other collateral valuations		Other collateral valuations
Industry Comparables | Venture Capital Investments | Level 3
Fair Value Inputs Assets Quantitative Information [Line Items]
Valuation Techniques			Industry comparables
Maximum | Discounted Cash Flow | Derivative Liabilities, Other | Level 3
Fair Value Inputs Assets Quantitative Information [Line Items]
Visa covered litigation resolution amount	5,600,000,000		5,000,000,000
Maximum | Discounted Cash Flow | 2% - 12% Values Utilized | Loans Held-For-Sale | Level 3 | Residential Real Estate | First Mortgages
Fair Value Inputs Assets Quantitative Information [Line Items]
Prepayment Speeds	12.00%
Maximum | Discounted Cash Flow | 2% - 4% Values Utilized | Loans Held-For-Sale | Level 3 | Residential Real Estate
Fair Value Inputs Assets Quantitative Information [Line Items]
Credit spreads			4.00%
Maximum | Discounted Cash Flow | 15.0% - 25.0% Added To Credit Spread | Loans Held-For-Sale | Level 3 | Residential Real Estate
Fair Value Inputs Assets Quantitative Information [Line Items]
Delinquency adjustment factor			25.00%
Maximum | Discounted Cash Flow | 50% - 60% Of UPB | Loans Held-For-Sale | Level 3 | Residential Real Estate | First Mortgages
Fair Value Inputs Assets Quantitative Information [Line Items]
Loss severity trends			60.00%
Maximum | Discounted Cash Flow | 0% - 15% Adjustment To Yield | Other Assets | Level 3
Fair Value Inputs Assets Quantitative Information [Line Items]
Adjustments to current sales yields for specific properties	15.00%		15.00%
Maximum | Discounted Cash Flow | 6 Months To 30 Months | Derivative Liabilities, Other | Level 3
Fair Value Inputs Assets Quantitative Information [Line Items]
Time until resolution			30 months
Maximum | Discounted Cash Flow | 15% - 45% Values Utilized | Derivative Liabilities, Other | Level 3
Fair Value Inputs Assets Quantitative Information [Line Items]
Probability of resolution scenarios			45.00%
Maximum | Discounted Cash Flow | 25% - 30% Values Utilized | Venture Capital Investments | Level 3
Fair Value Inputs Assets Quantitative Information [Line Items]
Discount rate			30.00%
Maximum | Discounted Cash Flow | 20% to 25% Values Utilized | Venture Capital Investments | Level 3
Fair Value Inputs Assets Quantitative Information [Line Items]
Earnings capitalization rate			25.00%
Maximum | Discounted Cash Flow | 3% - 12% Values Utilized | Loans Held-For-Sale | Level 3 | Residential Real Estate | Home Equity
Fair Value Inputs Assets Quantitative Information [Line Items]
Prepayment Speeds			12.00%
Maximum | Discounted Cash Flow | 35% - 100% of UPB | Loans Held-For-Sale | Level 3 | Residential Real Estate | Home Equity
Fair Value Inputs Assets Quantitative Information [Line Items]
Loss severity trends			100.00%
Maximum | Discounted Cash Flow | 2% - 11% | Loans Held-For-Sale | Level 3 | Residential Real Estate | Home Equity
Fair Value Inputs Assets Quantitative Information [Line Items]
Draw rate			11.00%
Maximum | Discounted Cash Flow | 5% - 15% Values Utilized | Loans Held-For-Sale | Level 3 | Residential Real Estate | Home Equity
Fair Value Inputs Assets Quantitative Information [Line Items]
Prepayment Speeds	15.00%
Maximum | Discounted Cash Flow | 45% - 100% Of UPB | Loans Held-For-Sale | Level 3 | Residential Real Estate | Home Equity
Fair Value Inputs Assets Quantitative Information [Line Items]
Loss severity trends	100.00%
Maximum | Discounted Cash Flow | 10% - 30% Values Utilized | Derivative Liabilities, Other | Level 3
Fair Value Inputs Assets Quantitative Information [Line Items]
Probability of resolution scenarios	30.00%
Maximum | Discounted Cash Flow | 8% - 56% Values Utilized | Trading Securities | Level 3 | Mortgage Banking
Fair Value Inputs Assets Quantitative Information [Line Items]
Discount rate	56.00%
Maximum | Discounted Cash Flow | 12 Months to 48 Months | Derivative Liabilities, Other | Level 3
Fair Value Inputs Assets Quantitative Information [Line Items]
Time until resolution	48 months
Maximum | Discounted Cash Flow | 5% - 12% Value Utilized | Loans Held-For-Sale | Level 3 | Residential Real Estate | Home Equity
Fair Value Inputs Assets Quantitative Information [Line Items]
Draw rate	12.00%
Maximum | Discounted Cash Flow | 41% - 46% Values Utilized | Trading Securities | Level 3 | Mortgage Banking
Fair Value Inputs Assets Quantitative Information [Line Items]
Prepayment Speeds	46.00%
Maximum | Discounted Cash Flow | 38 - 45% Values Utilized | Trading Securities | Level 3 | Mortgage Banking
Fair Value Inputs Assets Quantitative Information [Line Items]
Prepayment Speeds			45.00%
Maximum | Discounted Cash Flow | 50 - 60 % Values Utilized | Loans Held-For-Sale | Level 3 | Residential Real Estate
Fair Value Inputs Assets Quantitative Information [Line Items]
Foreclosure losses	60.00%
Maximum | Discounted Cash Flow | 10 - 70 % of UPB | Loans Held-For-Sale | Level 3 | Residential Real Estate | First Mortgages
Fair Value Inputs Assets Quantitative Information [Line Items]
Loss severity trends	70.00%
Maximum | Discounted Cash Flow | 6 - 10 % Values Utilized | Loans Held-For-Sale | Level 3 | Residential Real Estate | First Mortgages
Fair Value Inputs Assets Quantitative Information [Line Items]
Prepayment Speeds			10.00%
Maximum | Appraisals From Comparable Properties | 0% - 10% Of Appraisal | Loans, Net Of Unearned Income | Level 3
Fair Value Inputs Assets Quantitative Information [Line Items]
Marketability adjustments for specific properties	10.00%		10.00%
Maximum | Appraisals From Comparable Properties | 0% - 10% Of Appraisal | Real Estate Acquired By Foreclosure | Level 3
Fair Value Inputs Assets Quantitative Information [Line Items]
Adjustment for value changes since appraisal	10.00%		10.00%
Maximum | Appraisals From Comparable Properties | 0% - 25% Of Appraisal | Other Assets | Level 3
Fair Value Inputs Assets Quantitative Information [Line Items]
Marketability adjustments for specific properties	25.00%		25.00%
Maximum | Other Collateral Valuations | 20% - 50% Of Gross Value | Loans, Net Of Unearned Income | Level 3
Fair Value Inputs Assets Quantitative Information [Line Items]
Borrowing base certificates adjustment	50.00%		50.00%
Maximum | Other Collateral Valuations | 0% - 25% Of Reported Value | Loans, Net Of Unearned Income | Level 3
Fair Value Inputs Assets Quantitative Information [Line Items]
Financial statements/auction values adjustment	25.00%		25.00%
Maximum | Industry Comparables | 40% - 50% Discount | Venture Capital Investments | Level 3
Fair Value Inputs Assets Quantitative Information [Line Items]
Adjustment for minority interest and small business status			50.00%
Minimum | Discounted Cash Flow | Derivative Liabilities, Other | Level 3
Fair Value Inputs Assets Quantitative Information [Line Items]
Visa covered litigation resolution amount	4,800,000,000		4,400,000,000
Minimum | Discounted Cash Flow | 2% - 12% Values Utilized | Loans Held-For-Sale | Level 3 | Residential Real Estate | First Mortgages
Fair Value Inputs Assets Quantitative Information [Line Items]
Prepayment Speeds	2.00%
Minimum | Discounted Cash Flow | 2% - 4% Values Utilized | Loans Held-For-Sale | Level 3 | Residential Real Estate
Fair Value Inputs Assets Quantitative Information [Line Items]
Credit spreads			2.00%
Minimum | Discounted Cash Flow | 15.0% - 25.0% Added To Credit Spread | Loans Held-For-Sale | Level 3 | Residential Real Estate
Fair Value Inputs Assets Quantitative Information [Line Items]
Delinquency adjustment factor			15.00%
Minimum | Discounted Cash Flow | 50% - 60% Of UPB | Loans Held-For-Sale | Level 3 | Residential Real Estate | First Mortgages
Fair Value Inputs Assets Quantitative Information [Line Items]
Loss severity trends			50.00%
Minimum | Discounted Cash Flow | 0% - 15% Adjustment To Yield | Other Assets | Level 3
Fair Value Inputs Assets Quantitative Information [Line Items]
Adjustments to current sales yields for specific properties	0.00%		0.00%
Minimum | Discounted Cash Flow | 6 Months To 30 Months | Derivative Liabilities, Other | Level 3
Fair Value Inputs Assets Quantitative Information [Line Items]
Time until resolution			6 months
Minimum | Discounted Cash Flow | 15% - 45% Values Utilized | Derivative Liabilities, Other | Level 3
Fair Value Inputs Assets Quantitative Information [Line Items]
Probability of resolution scenarios			15.00%
Minimum | Discounted Cash Flow | 25% - 30% Values Utilized | Venture Capital Investments | Level 3
Fair Value Inputs Assets Quantitative Information [Line Items]
Discount rate			25.00%
Minimum | Discounted Cash Flow | 20% to 25% Values Utilized | Venture Capital Investments | Level 3
Fair Value Inputs Assets Quantitative Information [Line Items]
Earnings capitalization rate			20.00%
Minimum | Discounted Cash Flow | 3% - 12% Values Utilized | Loans Held-For-Sale | Level 3 | Residential Real Estate | Home Equity
Fair Value Inputs Assets Quantitative Information [Line Items]
Prepayment Speeds			3.00%
Minimum | Discounted Cash Flow | 35% - 100% of UPB | Loans Held-For-Sale | Level 3 | Residential Real Estate | Home Equity
Fair Value Inputs Assets Quantitative Information [Line Items]
Loss severity trends			35.00%
Minimum | Discounted Cash Flow | 2% - 11% | Loans Held-For-Sale | Level 3 | Residential Real Estate | Home Equity
Fair Value Inputs Assets Quantitative Information [Line Items]
Draw rate			2.00%
Minimum | Discounted Cash Flow | 5% - 15% Values Utilized | Loans Held-For-Sale | Level 3 | Residential Real Estate | Home Equity
Fair Value Inputs Assets Quantitative Information [Line Items]
Prepayment Speeds	5.00%
Minimum | Discounted Cash Flow | 45% - 100% Of UPB | Loans Held-For-Sale | Level 3 | Residential Real Estate | Home Equity
Fair Value Inputs Assets Quantitative Information [Line Items]
Loss severity trends	45.00%
Minimum | Discounted Cash Flow | 10% - 30% Values Utilized | Derivative Liabilities, Other | Level 3
Fair Value Inputs Assets Quantitative Information [Line Items]
Probability of resolution scenarios	10.00%
Minimum | Discounted Cash Flow | 8% - 56% Values Utilized | Trading Securities | Level 3 | Mortgage Banking
Fair Value Inputs Assets Quantitative Information [Line Items]
Discount rate	8.00%
Minimum | Discounted Cash Flow | 12 Months to 48 Months | Derivative Liabilities, Other | Level 3
Fair Value Inputs Assets Quantitative Information [Line Items]
Time until resolution	12 months
Minimum | Discounted Cash Flow | 5% - 12% Value Utilized | Loans Held-For-Sale | Level 3 | Residential Real Estate | Home Equity
Fair Value Inputs Assets Quantitative Information [Line Items]
Draw rate	5.00%
Minimum | Discounted Cash Flow | 41% - 46% Values Utilized | Trading Securities | Level 3 | Mortgage Banking
Fair Value Inputs Assets Quantitative Information [Line Items]
Prepayment Speeds	41.00%
Minimum | Discounted Cash Flow | 38 - 45% Values Utilized | Trading Securities | Level 3 | Mortgage Banking
Fair Value Inputs Assets Quantitative Information [Line Items]
Prepayment Speeds			38.00%
Minimum | Discounted Cash Flow | 50 - 60 % Values Utilized | Loans Held-For-Sale | Level 3 | Residential Real Estate
Fair Value Inputs Assets Quantitative Information [Line Items]
Foreclosure losses	50.00%
Minimum | Discounted Cash Flow | 10 - 70 % of UPB | Loans Held-For-Sale | Level 3 | Residential Real Estate | First Mortgages
Fair Value Inputs Assets Quantitative Information [Line Items]
Loss severity trends	10.00%
Minimum | Discounted Cash Flow | 6 - 10 % Values Utilized | Loans Held-For-Sale | Level 3 | Residential Real Estate | First Mortgages
Fair Value Inputs Assets Quantitative Information [Line Items]
Prepayment Speeds			6.00%
Minimum | Appraisals From Comparable Properties | 0% - 10% Of Appraisal | Loans, Net Of Unearned Income | Level 3
Fair Value Inputs Assets Quantitative Information [Line Items]
Marketability adjustments for specific properties	0.00%		0.00%
Minimum | Appraisals From Comparable Properties | 0% - 10% Of Appraisal | Real Estate Acquired By Foreclosure | Level 3
Fair Value Inputs Assets Quantitative Information [Line Items]
Adjustment for value changes since appraisal	0.00%		0.00%
Minimum | Appraisals From Comparable Properties | 0% - 25% Of Appraisal | Other Assets | Level 3
Fair Value Inputs Assets Quantitative Information [Line Items]
Marketability adjustments for specific properties	0.00%		0.00%
Minimum | Other Collateral Valuations | 20% - 50% Of Gross Value | Loans, Net Of Unearned Income | Level 3
Fair Value Inputs Assets Quantitative Information [Line Items]
Borrowing base certificates adjustment	20.00%		20.00%
Minimum | Other Collateral Valuations | 0% - 25% Of Reported Value | Loans, Net Of Unearned Income | Level 3
Fair Value Inputs Assets Quantitative Information [Line Items]
Financial statements/auction values adjustment	0.00%		0.00%
Minimum | Industry Comparables | 40% - 50% Discount | Venture Capital Investments | Level 3
Fair Value Inputs Assets Quantitative Information [Line Items]
Adjustment for minority interest and small business status			40.00%

[1]	Includes $3.3billion of securities pledged to secure public deposits, securities sold under agreements to repurchase, and for other purposes.
[2]	Includes $3.1 billion of securities pledged to secure public deposits, securities sold under agreements to repurchase, and for other purposes.
[3]

Represents the fair value and related losses of foreclosed properties that were measured subsequent to their initial classification as foreclosed assets. Balance excludes foreclosed real estate related to government insured mortgages.

[4]	Represents tax credit investments.
[5]	The unobservable inputs for principal-only and interest-only trading securities, MSR and subordinated bonds are discussed in the Mortgage servicing rights and other retained interests paragraph.
[6]	Represents carrying value of loans for which adjustments are required to be based on the appraised value of the collateral. Write-downs on these loans are recognized as part of provision.
[7]	Represents tax credit investments.